RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - CONSOLIDATED BALANCE SHEETS (Details) (Details) - USD ($)
$ / shares in Units, $ in Thousands
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash and cash equivalents	$ 105,235	$ 191,410	$ 125,347	$ 424,714
Restricted cash and short-term receivables	228,202	74,162
Trade accounts receivable	4,474	4,419
Other receivables, prepaid expenses and accrued income	24,753	17,498
Amounts due from related parties	0	9,967
Short-term debt due from related party	0	20,000
Inventories	8,650	8,317
Vessel held-for-sale	0	132,110
Assets held-for-sale	267,034	280,746
Total current assets	638,348	738,629
Long-term assets
Restricted cash	180,361	425
Investment in available-for-sale securities	0	0
Investments in affiliates	541,565	746,263	766,024
Cost method investment	7,347	7,347
Newbuildings	13,561	344,543
Asset under development	501,022	345,205
Vessels and equipment, net	2,336,144	1,648,888
Deferred charges	0	0
Other non-current assets	50,850	68,442
Total assets	4,269,198	3,899,742	2,591,666
Current liabilities
Current portion of long-term debt and short-term debt, net of deferred finance charges	491,398	112,853
Trade accounts payable	53,281	10,811
Accrued expenses	53,333	31,124
Amounts due to related parties	7,128	0
Other current liabilities	148,077	46,417
Liabilities held-for-sale	201,213	160,192
Total current liabilities	954,430	361,397
Long-term liabilities
Long-term debt, net of deferred finance charges	1,344,509	1,241,133
Long-term debt due to related parties	0	0
Other long-term liabilities	54,080	59,790
Total liabilities	2,353,019	1,662,320
EQUITY
Share capital 93,546,663 common shares of $1.00 each issued and outstanding (2014: 93,414,672 and 2013: 80,579,295)	93,547	93,415
Treasury shares	(12,269)	0
Additional paid-in capital	1,317,806	1,307,087
Contributed surplus	200,000	200,000
Accumulated other comprehensive (loss) gain	(12,592)	(6,579)	(10,728)
Retained earnings	308,874	641,844
Total stockholders' equity	1,895,366	2,235,767
Non-controlling interests	20,813	1,655
Total equity	1,916,179	2,237,422	$ 1,771,727	1,755,947
Total liabilities and equity	$ 4,269,198	$ 3,899,742
Common shares, shares issued (in shares)	93,546,663	93,414,672	80,579,295
Common shares, shares outstanding (in shares)	93,546,663	93,414,672	80,579,295
Common shares, par value (in dollars per share)	$ 1.00	$ 1.00	$ 1.00
As Previously Reported
Current Assets
Cash and cash equivalents	$ 105,235	$ 191,410	$ 125,347	424,714
Restricted cash and short-term receivables	228,202	74,162
Trade accounts receivable	4,474	4,419
Other receivables, prepaid expenses and accrued income	24,753	17,498
Amounts due from related parties	0	9,967
Short-term debt due from related party	0	20,000
Inventories	8,650	8,317
Vessel held-for-sale	0	132,110
Assets held-for-sale	269,459	284,955
Total current assets	640,773	742,838
Long-term assets
Restricted cash	180,361	425
Investment in available-for-sale securities	25,530	275,307
Investments in affiliates	313,021	335,372
Cost method investment	204,172	204,172
Newbuildings	13,561	344,543
Asset under development	501,022	345,205
Vessels and equipment, net	2,336,144	1,648,888
Deferred charges	42,154	26,801
Other non-current assets	50,850	68,442
Total assets	4,307,588	3,991,993
Current liabilities
Current portion of long-term debt and short-term debt, net of deferred finance charges	501,618	116,431
Trade accounts payable	53,281	10,811
Accrued expenses	53,333	31,124
Amounts due to related parties	7,128	0
Other current liabilities	148,583	46,923
Liabilities held-for-sale	203,638	164,401
Total current liabilities	967,581	369,690
Long-term liabilities
Long-term debt, net of deferred finance charges	1,376,443	1,264,356
Long-term debt due to related parties	0	0
Other long-term liabilities	69,225	75,440
Total liabilities	2,413,249	1,709,486
EQUITY
Share capital 93,546,663 common shares of $1.00 each issued and outstanding (2014: 93,414,672 and 2013: 80,579,295)	93,547	93,415
Treasury shares	(12,269)	0
Additional paid-in capital	1,317,806	1,307,087
Contributed surplus	200,000	200,000
Accumulated other comprehensive (loss) gain	(41,254)	5,171
Retained earnings	315,696	675,179
Total stockholders' equity	1,873,526	2,280,852
Non-controlling interests	20,813	1,655
Total equity	1,894,339	2,282,507
Total liabilities and equity	4,307,588	3,991,993
Adjustment
Current Assets
Cash and cash equivalents	0	0	$ 0	$ 0
Restricted cash and short-term receivables	0	0
Trade accounts receivable	0	0
Other receivables, prepaid expenses and accrued income	0	0
Amounts due from related parties	0	0
Short-term debt due from related party	0	0
Inventories	0	0
Vessel held-for-sale	0	0
Assets held-for-sale	(2,425)	(4,209)
Total current assets	(2,425)	(4,209)
Long-term assets
Restricted cash	0	0
Investment in available-for-sale securities	(25,530)	(275,307)
Investments in affiliates	228,544	410,891
Cost method investment	(196,825)	(196,825)
Newbuildings	0	0
Asset under development	0	0
Vessels and equipment, net	0	0
Deferred charges	(42,154)	(26,801)
Other non-current assets	0	0
Total assets	(38,390)	(92,251)
Current liabilities
Current portion of long-term debt and short-term debt, net of deferred finance charges	(10,220)	(3,578)
Trade accounts payable	0	0
Accrued expenses	0	0
Amounts due to related parties	0	0
Other current liabilities	(506)	(506)
Liabilities held-for-sale	(2,425)	(4,209)
Total current liabilities	(13,151)	(8,293)
Long-term liabilities
Long-term debt, net of deferred finance charges	(31,934)	(23,223)
Long-term debt due to related parties	0	0
Other long-term liabilities	(15,145)	(15,650)
Total liabilities	(60,230)	(47,166)
EQUITY
Share capital 93,546,663 common shares of $1.00 each issued and outstanding (2014: 93,414,672 and 2013: 80,579,295)	0	0
Treasury shares	0	0
Additional paid-in capital	0	0
Contributed surplus	0	0
Accumulated other comprehensive (loss) gain	28,662	(11,750)
Retained earnings	(6,822)	(33,335)
Total stockholders' equity	21,840	(45,085)
Non-controlling interests	0	0
Total equity	21,840	(45,085)
Total liabilities and equity	$ (38,390)	$ (92,251)